Employee benefit plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits | Domestic
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 5,238	$ 5,026	$ 4,830
Discount rate	3.97%	4.35%	4.48%
Expected rate of return on plan assets	6.625%	6.625%	7.00%
Cash balance interest crediting rate	4.00%	4.00%	4.00%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	169	180	182
Expected return on assets	(339)	(325)	(330)
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	68	67	69
Settlement loss	5	2	2
Net periodic benefit (credit) cost	(97)	(76)	(77)
Pension Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 1,266	$ 994	$ 994
Discount rate	2.45%	2.53%	3.45%
Expected rate of return on plan assets	4.56%	4.61%	5.35%
Rate of compensation increase	3.02%	3.60%	3.51%
Components of net periodic benefit cost (credit):
Service cost	$ 28	$ 31	$ 29
Interest cost	32	33	36
Expected return on assets	(57)	(50)	(51)
Amortization of:
Prior service cost (credit)	0	0	1
Net actuarial loss	22	35	17
Settlement loss	0	0	1
Net periodic benefit (credit) cost	25	49	33
Health care benefits | Domestic
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 108	$ 102	$ 97
Discount rate	3.97%	4.35%	4.48%
Expected rate of return on plan assets	6.625%	6.625%	7.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Components of net periodic benefit cost (credit):
Service cost	$ 1	$ 1	$ 1
Interest cost	7	7	8
Expected return on assets	(8)	(7)	(7)
Amortization of:
Prior service cost (credit)	(9)	(10)	(10)
Net actuarial loss	7	6	8
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ (2)	$ (3)	$ 0
Health care benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	2.50%	2.60%	3.60%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	0	0	0
Expected return on assets	0	0	0
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	0	0	0
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ 0	$ 0	$ 0